Schedule of Purchase Consideration and Allocation (Details) - USD ($) $ in Thousands			12 Months Ended
	May 21, 2024	Dec. 18, 2023	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2023
Business Combination [Line Items]
Total Purchase Consideration			$ 9,518
Goodwill			16,066	$ 16,066	$ 15,206	$ 5,217
EMI Solutions Inc [Member]
Business Combination [Line Items]
Contingently redeemable common stock		$ 8,856
Class A Common Stock
Cash consideration (at present value)		2,041	2,041
Total Purchase Consideration		10,897	10,897
Cash		45	45
Accounts receivable		387	387
Inventory		155	155
Other current assets		7	7
Property and equipment		107	107
Goodwill		6,841	6,841
Operating lease right-of-use asset
Other assets		30	30
Accounts payable		(228)	(228)
Accrued expenses		(263)	(263)
Operating lease liability
Deferred tax liability		(1,084)	(1,084)
Total allocation		10,897	10,897
Common stock issued to seller			8,856
EMI Solutions Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible asset		4,500	4,500
EMI Solutions Inc [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Intangible asset			300
EMI Solutions Inc [Member] | Backlog [Member]
Business Combination [Line Items]
Intangible asset		300
EMI Solutions Inc [Member] | Trade Name [Member]
Business Combination [Line Items]
Intangible asset		$ 100
EMI Solutions Inc [Member] | Trademarks and Trade Names [Member]
Business Combination [Line Items]
Intangible asset			100
RaGE Systems Inc [Member]
Business Combination [Line Items]
Contingently redeemable common stock
Class A Common Stock	7,682
Cash consideration (at present value)	1,836		1,836
Total Purchase Consideration	9,518		9,518
Cash	420		420
Accounts receivable	558		558
Inventory	1,146		1,146
Other current assets	5		5
Property and equipment	275		275
Goodwill	4,008		4,008
Operating lease right-of-use asset	192		192
Other assets	57		57
Accounts payable	(1,647)		(1,647)
Accrued expenses	(1,622)		(1,622)
Operating lease liability	(192)		(192)
Deferred tax liability	(1,582)		(1,582)
Total allocation	9,518		9,518
Common stock issued to seller			7,682
RaGE Systems Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible asset	7,400		7,400
RaGE Systems Inc [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Intangible asset	300		300
RaGE Systems Inc [Member] | Backlog [Member]
Business Combination [Line Items]
Intangible asset
RaGE Systems Inc [Member] | Trade Name [Member]
Business Combination [Line Items]
Intangible asset	$ 200
RaGE Systems Inc [Member] | Trademarks and Trade Names [Member]
Business Combination [Line Items]
Intangible asset			$ 200